                               [VALUE LINE, INC. LOGO]
                                220 EAST 42ND STREET
                            NEW YORK, NEW YORK 10017-5891
                     PHONE: (212) 907-1500/FAX: (212) 818-9747



                                       May 27, 1997




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Value Line Aggressive Income Trust
         File #33-1575; 811-4471
         Rule 497(j)
         ----------------------------------


Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.


                                       Very truly yours,

                                       /s/ Peter D. Lowenstein
                                       -----------------------
                                       Peter D. Lowenstein



PDL:psp